Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Derivative Liabilities [Abstract]
Disclosure of detailed information about in derivative assets liabilities explanatory
The following table presents the various derivatives as at December 31, 2020 and 2019:

	December 31, 2020	December 31 2019

Prepayment option embedded derivatives	$185	$200

Foreign currency contract derivative assets	-	587

	185	787

Current portion of embedded derivatives	23	-

Current portion of foreign currency contracts assets	-	587

Current portion of derivative assets	23	587

Non-current derivative assets	$162	$200

Disclosure of inormation about amounts that affected statement of comprehensive income as result of hedge accounting
The following table presents amounts recognized in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2020 and 2019:

	Year ended	Year ended

	December 31, 2020	December 31, 2019

Gain (loss) on derivative contracts - currency contracts	$158	$(163)

Loss on prepayment option embedded derivative	(31)	(1,051)

Total	$127	$(1,214)